Concentrations and Risks (Details) - Schedule of the Customers Accounting of Total Revenue - Customer Concentration Risk [Member] - Revenue [Member] - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Customer A [Member]
Concentration Risk [Line Items]
Total revenue	$ 317	$ 959
Total revenue percentage	30.00%	36.00%
Customer B [Member]
Concentration Risk [Line Items]
Total revenue	$ 301	$ 477
Total revenue percentage	29.00%	18.00%
Customer C [Member]
Concentration Risk [Line Items]
Total revenue	$ 199
Total revenue percentage	19.00%
Customer D [Member]
Concentration Risk [Line Items]
Total revenue		$ 600
Total revenue percentage		23.00%
Customer E [Member]
Concentration Risk [Line Items]
Total revenue		$ 555
Total revenue percentage		21.00%